United States Securities and Exchange Commission
Washington, DC  20549

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2007
Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		UBS AG, New York Branch
Address:	101 Park Avenue
		New York, New York 10178

13F File Number:  28-7344

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the persons signing the report are authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on behalf of Reporting Manager:

Name:	Alan L. Griffin
Title:	Executive Director
Phone:	(212) 916-2132
Signature, Place, and Date of Signing:

/s/ Alan L. Griffin
Alan L. Griffin
New York, N.Y. December 3, 2007

Name:	Jennifer E. Hochberg
Title:	Executive Director
Phone:	(212) 916-2133
Signature, Place, and Date of Signing:

/s/ Jennifer E. Hochberg
Jennifer E. Hochberg
New York, N.Y. December 3, 2007

Report Type  (Check only one):

[ ]   13F Holdings Report
[x]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for This Manager:

Form 13F File Number     Name

28-10396                 UBS AG